Share Capital, Warrants and Other Capital - Disclosure of Change in Stock Options Issued (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Dec. 31, 2020 Employee Period $ / shares	Dec. 31, 2019 Employee Period $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised, Number (in shares) | shares	(37,100)
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares) | Period		741,116	727,816
Granted, Number (in shares) | Employee		180,000	185,000
Exercised, Number (in shares) | Employee			(64,850)
Canceled/Forfeited, Number (in shares) | Employee		(330,350)	(6,000)
Expired, Number (in shares) | Employee		(84,366)	(100,850)
Balance - End of year, Number (in shares) | Period		506,400	741,116
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 3.61	$ 4.07
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		0.37	1.07
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			2.75
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.56	13.39
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.14	2.24
Balance - End of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 1.44	$ 3.61
Deferred Stock Units DSU's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares) | Period		212,000	161,000
Granted, Number (in shares) | Period		120,000	150,000
Exercised, Number (in shares) | Period		(159,000)	(99,000)
Canceled/Forfeited, Number (in shares) | Period
Expired, Number (in shares) | Period
Balance - End of year, Number (in shares) | Period		173,000	212,000
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of year, Number (in shares) | Period		441	869
Granted, Number (in shares) | Period
Exercised, Number (in shares) | Period
Canceled/Forfeited, Number (in shares)
Expired, Number (in shares)		(441)	(428)
Balance - End of year, Number (in shares) | Period			441
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 912.00	$ 743.56
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		912.00	570.00
Balance - End of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			$ 912.00